Revenue (Details) - customer	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
One customer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of customers		1	1
Percentage of revenue	18.70%	11.70%	11.30%
Two Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of customers	2
Percentage of revenue	14.10%